FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) - Excluding equity share [member] - Financial assets available-for-sale, category [member] - GBP (£)
£ in Millions
		Dec. 31, 2019	Dec. 31, 2018
The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Government securities		£ 13,082	£ 18,971
Asset-backed securities		60	57
Corporate and other debt securities		11,036	5,119
Total debt securities		24,178	24,147
Treasury and other bills		439	221
Total financial assets at fair value through other comprehensive income/available-for-sale financial assets		24,617	24,368
The Group [member] | Investment Grade [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Government securities	[1]	13,082	18,971
Corporate and other debt securities	[1]	11,036	4,934
Total debt securities	[1]	24,118	23,905
Treasury and other bills	[1]	439	221
Total financial assets at fair value through other comprehensive income/available-for-sale financial assets	[1]	24,557	24,126
The Group [member] | Other [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Government securities	[2]
Asset-backed securities		60	57
Corporate and other debt securities	[2]		185
Total debt securities	[2]	60	242
Treasury and other bills	[2]
Total financial assets at fair value through other comprehensive income/available-for-sale financial assets	[2]	60	242
The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Government securities		12,938	18,831
Asset-backed securities			5
Corporate and other debt securities		8,783	4,151
Total debt securities		21,721	22,987
Treasury and other bills		439	221
Total financial assets at fair value through other comprehensive income/available-for-sale financial assets		22,160	23,208
The Bank [member] | Investment Grade [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Government securities	[1]	12,938	18,831
Asset-backed securities	[1]
Corporate and other debt securities	[1]	8,783	4,151
Total debt securities	[1]	21,721	22,982
Treasury and other bills	[1]	439	221
Total financial assets at fair value through other comprehensive income/available-for-sale financial assets	[1]	22,160	23,203
The Bank [member] | Other [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Government securities	[3]
Asset-backed securities	[3]		5
Corporate and other debt securities	[3]
Total debt securities	[3]		5
Treasury and other bills	[3]
Total financial assets at fair value through other comprehensive income/available-for-sale financial assets	[3]		5
Including due from fellow Lloyds Banking Group undertakings | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Total financial assets at fair value through other comprehensive income/available-for-sale financial assets		£ 22,160	£ 23,208

[1]	Credit ratings equal to or better than 'BBB'.
[2]	Other comprises sub-investment grade (2019: 60 million; 2018: 52 million) and not rated (2019: nil; 2018: 190 million).
[3]	Other comprises sub-investment grade (2019: nil; 2018: nil) and not rated (2019: nil; 2018: 5 million).